Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,577	$ 10,032	$ 9,656	$ 11,019	$ 9,924
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,865	10,373	10,054	11,554	10,477
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 12,051	10,491	10,139	11,611	10,498
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 12,193	10,592	10,212	11,663	10,518
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 12,330	10,675	10,267	11,705	10,529
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 12,414	10,737	10,308	11,732	10,539
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,470	10,774	10,333	11,748	10,550
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,419	10,737	10,308	11,732	10,539
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,811	10,837	10,189	11,696	9,924
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,135	11,194	10,602	12,257	10,477
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 13,345	11,333	10,700	12,326	10,498
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 13,505	11,446	10,767	12,381	10,518
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 13,644	11,542	10,833	12,422	10,529
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 13,744	11,598	10,876	12,450	10,539
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,805	11,650	10,902	12,467	10,550
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 13,735	11,599	10,876	12,450	10,539
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 13,909	11,392	10,431	12,086	9,933
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 14,265	11,777	10,859	12,665	10,487
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,491	11,910	10,952	12,734	10,507
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 14,660	12,028	11,020	12,790	10,528
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 14,810	12,120	11,090	12,833	10,539
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 14,920	12,190	11,133	12,862	10,549
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,998	12,244	11,170	12,889	10,560
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 14,922	12,192	11,135	12,862	10,549
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,549	11,714	10,563	12,350	9,924
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 14,904	12,103	10,991	12,949	10,477
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 15,137	12,242	11,084	13,020	10,498
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 15,316	12,364	11,164	13,066	10,518
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 15,484	12,457	11,221	13,119	10,529
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 15,585	12,529	11,266	13,149	10,539
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,664	12,583	11,303	13,176	10,550
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 15,590	12,529	11,266	13,149	10,539
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,932	11,909	10,628	12,509	9,924
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 15,310	12,297	11,064	13,113	10,477
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 15,566	12,445	11,152	13,183	10,498
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 15,748	12,567	11,233	13,240	10,518
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 15,918	12,664	11,302	13,284	10,529
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 16,023	12,734	11,346	13,313	10,539
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,106	12,778	11,373	13,341	10,550
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 16,030	12,736	11,336	13,313	10,539
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 15,375	12,145	10,751	12,701	9,971
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 15,760	12,548	11,186	13,317	10,526
Class R
Account Value [Line Items]
Account Value	$ 16,007	12,704	11,282	13,389	10,547
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 16,195	12,816	11,363	13,446	10,568
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 16,372	12,925	11,421	13,489	10,579
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 16,491	12,998	11,466	13,520	10,589
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,572	13,054	11,504	13,547	10,600
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 16,491	12,999	11,466	13,520	10,589
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 15,780	12,393	10,845	12,865	9,999
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 16,185	12,793	11,292	13,488	10,556
Class R
Account Value [Line Items]
Account Value	$ 16,439	12,953	11,388	13,560	10,577
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 16,628	13,079	11,469	13,618	10,598
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 16,810	13,187	11,528	13,663	10,609
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 16,931	13,252	11,574	13,693	10,619
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 17,015	13,310	11,612	13,721	10,630
Class Y
Account Value [Line Items]
Account Value	$ 16,931	13,252	11,574	13,693	10,619
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 16,137	12,591	10,924	12,991	10,027
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 16,532	12,996	11,369	13,612	10,586
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 16,796	13,153	11,464	13,683	10,607
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 16,993	13,278	11,547	13,741	10,628
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 17,173	13,389	11,607	13,786	10,639
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 17,298	13,464	11,650	13,816	10,649
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 17,389	13,511	11,691	13,844	10,660
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 17,301	13,465	11,664	13,817	10,649
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 13,992	10,877	9,412	11,197
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 14,439	11,306	9,870	11,820
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,637	11,417	9,923	11,850
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 14,772	11,499	9,967	11,870
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 14,902	11,568	10,012	11,890
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 14,990	11,613	10,037	11,900
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,034	11,636	10,046	11,910
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 14,982	11,616	10,029	11,900
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,502	10,026	9,656	10,961	10,050
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,570	10,158	9,856	11,276	10,417
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 11,753	10,281	9,946	11,335	10,438
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 11,896	10,378	10,014	11,383	10,459
Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 12,029	10,467	10,071	11,419	10,469
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 12,106	10,524	10,105	11,453	10,480
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,169	10,569	10,150	11,478	10,490
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,106	10,524	10,105	11,453	10,480
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Account Value	18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Account Value	18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Account Value	18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 15,228	12,520	10,910	12,581
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,330	8,694	8,799	9,944
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 15,228	12,520	10,910	12,581
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,330	8,694	8,799	9,944
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 15,228	12,520	10,910	12,581
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,330	8,694	8,799	9,944
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 15,228	12,520	10,910	12,581
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,330	8,694	8,799	9,944
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 15,228	12,520	10,910	12,581
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,330	8,694	8,799	9,944
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 15,228	12,520	10,910	12,581
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,330	8,694	8,799	9,944
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 15,228	12,520	10,910	12,581
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,330	8,694	8,799	9,944
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 15,228	12,520	10,910	12,581
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,330	8,694	8,799	9,944
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,015	9,334	9,447	10,676	10,685
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 18,270	14,484	12,621	14,554	10,939
S&P Target Date To 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2025 Index
Account Value	$ 12,864	11,356	10,654	11,963	10,422
S&P Target Date To 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2025 Index
Account Value	$ 12,864	11,356	10,654	11,963	10,422
S&P Target Date To 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2025 Index
Account Value	$ 12,864	11,356	10,654	11,963	10,422
S&P Target Date To 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2025 Index
Account Value	$ 12,864	11,356	10,654	11,963	10,422
S&P Target Date To 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2025 Index
Account Value	$ 12,864	11,356	10,654	11,963	10,422
S&P Target Date To 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2025 Index
Account Value	$ 12,864	11,356	10,654	11,963	10,422
S&P Target Date To 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2025 Index
Account Value	$ 12,864	11,356	10,654	11,963	10,422
S&P Target Date To 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2025 Index
Account Value	$ 12,864	11,356	10,654	11,963	10,422
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Account Value	$ 13,503	11,724	10,832	12,288	10,374
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Account Value	$ 13,503	11,724	10,832	12,288	10,374
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Account Value	$ 13,503	11,724	10,832	12,288	10,374
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Account Value	$ 13,503	11,724	10,832	12,288	10,374
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Account Value	$ 13,503	11,724	10,832	12,288	10,374
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Account Value	$ 13,503	11,724	10,832	12,288	10,374
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Account Value	$ 13,503	11,724	10,832	12,288	10,374
S&P Target Date To 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2030 Index
Account Value	$ 13,503	11,724	10,832	12,288	10,374
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Account Value	$ 14,126	12,072	10,985	12,581	10,325
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Account Value	$ 14,126	12,072	10,985	12,581	10,325
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Account Value	$ 14,126	12,072	10,985	12,581	10,325
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Account Value	$ 14,126	12,072	10,985	12,581	10,325
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Account Value	$ 14,126	12,072	10,985	12,581	10,325
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Account Value	$ 14,126	12,072	10,985	12,581	10,325
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Account Value	$ 14,126	12,072	10,985	12,581	10,325
S&P Target Date To 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2035 Index
Account Value	$ 14,126	12,072	10,985	12,581	10,325
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Account Value	$ 14,588	12,309	11,053	12,740	10,230
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Account Value	$ 14,588	12,309	11,053	12,740	10,230
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Account Value	$ 14,588	12,309	11,053	12,740	10,230
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Account Value	$ 14,588	12,309	11,053	12,740	10,230
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Account Value	$ 14,588	12,309	11,053	12,740	10,230
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Account Value	$ 14,588	12,309	11,053	12,740	10,230
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Account Value	$ 14,588	12,309	11,053	12,740	10,230
S&P Target Date To 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2040 Index
Account Value	$ 14,588	12,309	11,053	12,740	10,230
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Account Value	$ 14,984	12,509	11,104	12,872	10,177
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Account Value	$ 14,984	12,509	11,104	12,872	10,177
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Account Value	$ 14,984	12,509	11,104	12,872	10,177
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Account Value	$ 14,984	12,509	11,104	12,872	10,177
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Account Value	$ 14,984	12,509	11,104	12,872	10,177
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Account Value	$ 14,984	12,509	11,104	12,872	10,177
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Account Value	$ 14,984	12,509	11,104	12,872	10,177
S&P Target Date To 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2045 Index
Account Value	$ 14,984	12,509	11,104	12,872	10,177
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Account Value	$ 15,288	12,665	11,189	12,997	10,199
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Account Value	$ 15,288	12,665	11,189	12,997	10,199
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Account Value	$ 15,288	12,665	11,189	12,997	10,199
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Account Value	$ 15,288	12,665	11,189	12,997	10,199
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Account Value	$ 15,288	12,665	11,189	12,997	10,199
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Account Value	$ 15,288	12,665	11,189	12,997	10,199
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Account Value	$ 15,288	12,665	11,189	12,997	10,199
S&P Target Date To 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2050 Index
Account Value	$ 15,288	12,665	11,189	12,997	10,199
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Account Value	$ 15,293	12,663	11,180	12,997	10,157
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Account Value	$ 15,293	12,663	11,180	12,997	10,157
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Account Value	$ 15,293	12,663	11,180	12,997	10,157
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Account Value	$ 15,293	12,663	11,180	12,997	10,157
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Account Value	$ 15,293	12,663	11,180	12,997	10,157
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Account Value	$ 15,293	12,663	11,180	12,997	10,157
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Account Value	$ 15,293	12,663	11,180	12,997	10,157
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Account Value	$ 15,293	12,663	11,180	12,997	10,157
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060 Index
Account Value	$ 15,429	12,767	11,255	13,092	10,214
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060 Index
Account Value	$ 15,429	12,767	11,255	13,092	10,214
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060 Index
Account Value	$ 15,429	12,767	11,255	13,092	10,214
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060 Index
Account Value	$ 15,429	12,767	11,255	13,092	10,214
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060 Index
Account Value	$ 15,429	12,767	11,255	13,092	10,214
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060 Index
Account Value	$ 15,429	12,767	11,255	13,092	10,214
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060 Index
Account Value	$ 15,429	12,767	11,255	13,092	10,214
S&P Target Date To 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2060 Index
Account Value	$ 15,429	12,767	11,255	13,092	10,214
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Account Value	$ 13,799	11,377	10,029	11,599
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Account Value	$ 13,799	11,377	10,029	11,599
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Account Value	$ 13,799	11,377	10,029	11,599
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Account Value	$ 13,799	11,377	10,029	11,599
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Account Value	$ 13,799	11,377	10,029	11,599
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Account Value	$ 13,799	11,377	10,029	11,599
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Account Value	$ 13,799	11,377	10,029	11,599
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2065+ Index
Account Value	$ 13,799	11,377	10,029	11,599
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To Retirement Income Index
Account Value	$ 12,083	10,819	10,331	11,500	10,502
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To Retirement Income Index
Account Value	$ 12,083	10,819	10,331	11,500	10,502
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To Retirement Income Index
Account Value	$ 12,083	10,819	10,331	11,500	10,502
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To Retirement Income Index
Account Value	$ 12,083	10,819	10,331	11,500	10,502
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To Retirement Income Index
Account Value	$ 12,083	10,819	10,331	11,500	10,502
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To Retirement Income Index
Account Value	$ 12,083	10,819	10,331	11,500	10,502
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To Retirement Income Index
Account Value	$ 12,083	10,819	10,331	11,500	10,502
S&P Target Date To Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date To Retirement Income Index
Account Value	$ 12,083	$ 10,819	$ 10,331	$ 11,500	$ 10,502